Subsequent Event (Details) - Subsequent Event - USD ($) $ in Millions	Sep. 01, 2026	Aug. 21, 2026
Transportation Applied Intelligence Software, LLC ("TAI")
Subsequent Event
Acquisition purchase price, net of cash acquired		$ 99.3
3PL Central, LLC
Subsequent Event
Acquisition purchase price, net of cash acquired	$ 119.9